SUBSEQUENT EVENTS (Details) - Subsequent Event $ in Thousands	Mar. 11, 2022 USD ($) ft²	Feb. 25, 2022	Feb. 25, 2022 m²	Feb. 25, 2022 ft²	Feb. 25, 2022 USD ($)
REE Automotive UK Limited
Subsequent Event [Line Items]
Area of leases land			12,077	130,000
Lease term		10 years
REE Automotive UK Limited | Minimum
Subsequent Event [Line Items]
Lease assets					$ 8,300
REE Automotive UK Limited | Maximum
Subsequent Event [Line Items]
Lease liabilities					$ 10,100
REE Automotive USA Inc.
Subsequent Event [Line Items]
Area of leases land | ft²	118,132
Lease term	10 years
REE Automotive USA Inc. | Minimum
Subsequent Event [Line Items]
Lease assets	$ 7,300
REE Automotive USA Inc. | Maximum
Subsequent Event [Line Items]
Lease liabilities	$ 9,000